Stock-Based Compensation (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Stock Options [Member]
Weighted-average assumptions
Expected dividend yield	0.00%	0.00%
Expected stock price volatility, minimum	105.00%	109.00%
Expected stock price volatility, maximum	108.00%	112.00%
Risk-free interest rate, minimum	2.68%	2.32%
Risk-free interest rate. maximum	3.58%	2.70%
Expected life of options, minimum (Years)	11 days	1 year 6 months
Expected life of options, maximum (Years)	9 years 8 months 16 days	9 years 6 months